CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) (Parenthetical) (CNY)	12 Months Ended
Dec. 31, 2014
Initial public offering
Issuance costs	22,731,781
Private Placement
Issuance costs	14,279,026